UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22029

Name of Fund: Dow 30SM Enhanced Premium & Income Fund Inc. (DPO)

Fund Address: 2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Dow 30SM Enhanced Premium & Income Fund Inc., 2 World Financial Center, 7th Floor, New York, New York 10281.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item 1 – Report to Stockholders

Dow 30SM Enhanced Premium &
Income Fund Inc.

Semi-Annual Report
(Unaudited)
June 30, 2009

Dow 30SM Enhanced Premium & Income Fund Inc.

Directors and Officers

Paul Glasserman, Director and Chairman of the Board
Steven W. Kohlhagen, Director and Chairman of the Audit Committee
Laura S. Unger, Director and Chairperson of the Nominating and Corporate Governance Committee
William J. Rainer, Director
Justin C. Ferri, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Michelle H. Rhee, Chief Legal Officer
Robert M. Zakem, Chief Compliance Officer
Jeff E. McGoey, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

Proxy Results

During the six-month period ended June 30, 2009, the stockholders of Dow 30SM Enhanced Premium & Income Fund Inc. voted on the following proposal, which was approved at the annual meeting of stockholders on April 24, 2009. A description of the proposal and number of shares voted are as follows:

		Shares Voted For	Shares Withheld From Voting

To elect the Fund’s Board of Directors:	Paul Glasserman	23,643,749	870,412
	Steven W. Kohlhagen	23,636,893	877,268
	William J. Rainer	23,630,168	883,993
	Laura S. Unger	23,602,942	911,219

2	DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009

Fund Profile as of June 30, 2009 (Unaudited)

Fund Information

The investment objectives of Dow 30SM Enhanced Premium & Income Fund Inc. (the “Fund”) are to provide stockholders with a high level of premium and dividend income and the potential for capital appreciation. The Fund pursues its investment objectives principally through a multi-step strategy. Under normal circumstances, the Fund will purchase the thirty common stocks included in the Dow Jones Industrial AverageSM (“DJIASM Index”), weighted in approximately the same proportions as in the DJIASM Index (the “Dow Stocks”).

The Fund will also purchase other securities or financial instruments, primarily swap contracts, designed to provide additional investment exposure (i.e., leverage) to the return of the Dow Stocks (the “Additional Dow Exposure”).The Fund also will engage in certain option strategies, primarily consisting of writing (selling) covered call options on some or all of the Dow Stocks (the “Options”).There can be no assurance that the Fund will achieve its investment objectives.

Symbol on New York Stock Exchange (“NYSE”)	DPO
Initial Offering Date	May 30, 2007
Yield on Closing Market Price as of June 30, 2009 ($10.90)*	18.35%
Current Monthly Distribution per share of Common Stock**	$0.166667
Current Annualized Distribution per share of Common Stock**	$2.000004

*

Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price as of June 30, 2009. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the six-month period:

	6/30/09 (a)	12/31/08	Change (b)	High	Low

Market Price (c)	$10.90	$8.89	22.61%	$11.05	$6.00
Net Asset Value	$8.98	$9.99	(10.11%)	$10.30	$6.89

(a)

For the six-month period, the Common Stock of the Fund had a total investment return of 0.58% based on net asset value per share and 37.18% based on market price per share, assuming reinvestment of dividends. For the same period, the Fund’s unmanaged reference index, the Dow Jones Industrial AverageSM (“DJIA”), had a total investment return of (2.01%) assuming reinvestment of dividends. The reference index has no expenses associated with performance.

(b)	Does not include reinvestment of dividends.

(c)	Primary Exchange Price, NYSE.

Portfolio Information

Ten Largest Equity Holdings	Percent of Net Assets

International Business Machines Corp.	9.0%
Exxon Mobil Corp.	6.0
Chevron Corp.	5.7
3M Co.	5.2
McDonald’s Corp.	4.9
Johnson & Johnson	4.9
United Technologies Corp.	4.5
The Procter & Gamble Co.	4.4
Wal-Mart Stores, Inc.	4.2
The Coca-Cola Co.	4.1

Five Largest Industries	Percent of Net Assets

Computers & Peripherals	12.3%
Oil, Gas & Consumable Fuels	11.7
Pharmaceuticals	8.6
Aerospace & Defense	8.1
Industrial Conglomerates	6.2

Sector Representation	Percent of Long-Term Investments

Information Technology	18.1%
Industrials	17.8
Consumer Staples	15.5
Energy	12.2
Financials	10.0
Consumer Discretionary	9.3
Health Care	8.9
Telecommunication Services	5.0
Materials	3.2

For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry and sector sub-classifications for reporting ease.

Dow Jones Industrial Average, DJIA, Dow 30, Dow Industrials and The Dow are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by IQ Investment Advisors LLC. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund.

DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009	3

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Aerospace & Defense — 8.1%
	Boeing Co.	210,600	$8,950,500
	United Technologies Corp.	210,600	10,942,776

			19,893,276

	Beverages — 4.1%
	The Coca-Cola Co.	210,600	10,106,694

	Chemicals — 2.2%
	E.I. du Pont de Nemours & Co.	210,600	5,395,572

	Communications Equipment — 1.6%
	Cisco Systems, Inc. (a)	210,600	3,925,584

	Computers & Peripherals — 12.3%
	Hewlett-Packard Co.	210,600	8,139,690
	International Business Machines Corp.	210,600	21,990,852

			30,130,542

	Consumer Finance — 2.0%
	American Express Co.	210,600	4,894,344

	Diversified Financial Services — 4.1%
	Bank of America Corp. (b)	210,600	2,779,920
	JPMorgan Chase & Co.	210,600	7,183,566

			9,963,486

	Diversified Telecommunication Services — 4.8%
	AT&T Inc.	210,600	5,231,304
	Verizon Communications, Inc.	210,600	6,471,738

			11,703,042

	Food & Staples Retailing — 4.2%
	Wal-Mart Stores, Inc.	210,600	10,201,464

	Food Products — 2.2%
	Kraft Foods, Inc.	210,600	5,336,604

	Hotels, Restaurants & Leisure — 4.9%
	McDonald’s Corp.	210,600	12,107,394

	Household Products — 4.4%
	The Procter & Gamble Co.	210,600	10,761,660

	Industrial Conglomerates — 6.2%
	3M Co.	210,600	12,657,060
	General Electric Co.	210,600	2,468,232

			15,125,292

	Insurance — 3.5%
	The Travelers Cos., Inc.	210,600	8,643,024

	Machinery — 2.8%
	Caterpillar, Inc.	210,600	6,958,224

	Media — 2.0%
	Walt Disney Co.	210,600	4,913,298

	Metals & Mining — 0.9%
	Alcoa, Inc.	210,600	2,175,498

	Oil, Gas & Consumable Fuels — 11.7%
	Chevron Corp.	210,600	13,952,250
	Exxon Mobil Corp.	210,600	14,723,046

			28,675,296

	Pharmaceuticals — 8.6%
	Johnson & Johnson	210,600	11,962,080
	Merck & Co., Inc.	210,600	5,888,376
	Pfizer, Inc.	210,600	3,159,000

			21,009,456

	Semiconductors & Semiconductor Equipment — 1.4%
	Intel Corp.	210,600	3,485,430

Industry	Common Stocks	Shares Held	Value

Software — 2.1%
	Microsoft Corp.	210,600	$5,005,962

Specialty Retail — 2.0%
	Home Depot, Inc.	210,600	4,976,478

	Total Common Stocks (Cost — $339,473,536) — 96.1%		235,387,620

Short-Term Securities	Maturity Date	Discount Rate	Face Amount

Government Bills — 6.5%
U.S. Treasury Bills (c):
	7/02/09	0.161%	$4,000,000	3,999,996
	8/27/09	0.387%	4,000,000	3,999,100
	9/17/09	0.193%	8,000,000	7,996,848

Total Short-Term Securities (Cost — $15,994,282) — 6.5%				15,995,944

Options Purchased	Number of Contracts

Call Options Purchased
Citigroup, Inc., expiring July 2009 at USD 3.885, Broker UBS Warburg	1,450	4,495

Total Options Purchased (Premiums Paid — $27,014) — 0.0%		4,495

Total Investments Before Options Written (Cost — $355,494,832*) — 102.6%		251,388,059

Options Written

Call Options Written
3M Co., expiring July 2009 at USD 62.75, Broker UBS Warburg	1,450	(61,770)
AT&T Inc., expiring July 2009 at USD 24.825, Broker JPMorgan Chase	1,300	(57,200)
Alcoa, Inc., expiring July 2009 at USD 9.5, Broker UBS Warburg	1,450	(156,310)
American Express Co., expiring July 2009 at USD 24.455, Broker BNP Paribas	1,450	(53,650)
Bank of America Corp., expiring July 2009 at USD 12.542, Broker BNP Paribas	1,450	(168,200)
Boeing Co., expiring July 2009 at USD 45.748, Broker Deutsche Bank AG	1,450	(31,944)
Caterpillar, Inc., expiring July 2009 at USD 36.803, Broker JPMorgan Chase	1,450	(8,700)
Chevron Corp., expiring July 2009 at USD 72.997, Broker Deutsche Bank AG	1,450	(10,962)
Cisco Systems, Inc., expiring July 2009 at USD 19.557, Broker, JPMorgan Chase	1,300	(36,400)

4	DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written	Number of Contracts	Value

Call Options Written (continued)
Citigroup, Inc., expiring July 2009 at USD 3.885, Broker HSBC Securities	1,450	$(1,516)
The Coca-Cola Co., expiring July 2009 at USD 51.05, Broker UBS Warburg	1,450	(11,310)
E.I. du Pont de Nemours & Co., expiring July 2009 at USD 28.94, Broker UBS Warburg	1,450	(2,320)
Exxon Mobil Corp., expiring July 2009 at USD 73.42, Broker, Deutsche Bank AG	1,300	(65,390)
General Electric Co., expiring July 2009 at USD 13.64, Broker JPMorgan Chase	1,450	(2,900)
Home Depot, Inc., expiring July 2009 at USD 25.324, Broker JPMorgan Chase	1,450	(18,850)
International Business Machines Corp., expiring July 2009 at USD 112.47, Broker JPMorgan Chase	1,450	(42,050)
JPMorgan Chase & Co., expiring July 2009 at USD 36.681, Broker BNP Paribas	1,450	(78,300)
Johnson & Johnson, expiring July 2009 at USD 57.928, Broker BNP Paribas	1,450	(72,500)
Kraft Foods, Inc., expiring July 2009 at USD 27.31, Broker Deutsche Bank AG	1,450	(4,640)
McDonald’s Corp., expiring July 2009 at USD 61.443, Broker JPMorgan Chase	1,450	(10,150)

Options Written	Number of Contracts	Value

Call Options Written (concluded)
Merck & Co., Inc., expiring July 2009 at USD 26.806, Broker BNP Paribas	1,450	$(218,950)
Microsoft Corp., expiring July 2009 at USD 24.036, Broker BNP Paribas	1,300	(100,100)
Pfizer, Inc., expiring July 2009 at USD 14.51, Broker UBS Warburg	1,300	(104,000)
The Procter & Gamble Co., expiring July 2009 at USD 51.352, Broker Deutsche Bank AG	1,300	(109,785)
The Travelers Cos., Inc., expiring July 2009 at USD 43.429, Broker Deutsche Bank AG	1,300	(59,891)
United Technologies Corp., expiring July 2009 at USD 55.944, Broker Deutsche Bank AG	1,300	(41,483)
Verizon Communications, Inc., expiring July 2009 at USD 30.278, Broker BNP Paribas	1,300	(104,000)
Wal-Mart Stores, Inc., expiring July 2009 at USD 49.456, Broker Deutsche Bank AG	1,300	(80,691)
Walt Disney Co., expiring July 2009 at USD 25.064, Broker JPMorgan Chase	1,450	(7,250)

Total Options Written (Premiums Received — $3,972,126) — (0.3%)		(1,721,212)

Total Investments, Net of Options Written (Net Cost — $351,522,706) — 101.9%		249,666,847
Liabilities in Excess of Other Assets — (1.9%)		(4,726,762)

Net Assets — 100%		$244,940,085

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009 as computed for federal income tax purposes, were as follows:

Aggregate cost	$355,550,144

Gross unrealized appreciation	$1,800,434
Gross unrealized depreciation	(105,962,519)

Net unrealized depreciation	$(104,162,085)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Loss	Income

Bank of America Corp.	—	$1,439,664	$1,017,125	$4,886

(c)	All or a portion of security held as collateral in connection with option contracts and swap contracts.

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009	5

Schedule of Investments (concluded)

•	Total return swaps outstanding as of June 30, 2009 were as follows:

Counterparty	Receive Total Return	Pay	Expiration	Notional Amount	Appreciation (Depreciation)

BNP Paribas	Dow Jones Industrial Average Index — Total Return	12-month LIBOR rate with a negotiated spread	June 2010	$38,000,000	$(1,400,734)

Deutsche Bank AG	Dow Jones Industrial Average Index — Total Return	12-month LIBOR rate with a negotiated spread	June 2010	$38,000,000	(1,403,110)

Total					$(2,803,844)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$235,387,620	—	—
Level 2	15,995,944	$4,495	$(4,525,056)
Level 3	—	—	—

Total	$251,383,564	$4,495	$(4,525,056)

*	Other financial instruments are swaps and options. See Notes to Financial Statements.

6	DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009

Statement of Assets, Liabilities and Capital

As of June 30, 2009 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $346,470,986)		$248,603,644
Investments in affiliated securities, at value (identified cost — $8,996,832)		2,779,920
Options purchased, at value (premiums paid — $27,014)		4,495
Dividends receivable		326,432
Prepaid expenses		375
Other assets		249

Total assets		251,715,115

Liabilities

Options written, at value (premiums received — $3,972,126)		1,721,212
Unrealized depreciation on swaps		2,803,844
Bank overdraft		1,966,456
Investment advisory fees payable		184,966
Accrued expenses		98,552

Total liabilities		6,775,030

Net Assets

Net assets		$244,940,085

Capital

Common Stock, par value $.001, 1,000,000,000 shares authorized		$27,262
Paid-in capital in excess of par		447,763,448
Accumulated distributions in excess of investment income — net	$(23,897,701)
Accumulated realized capital losses — net	(74,293,221)
Unrealized depreciation — net	(104,659,703)

Total accumulated losses — net		(202,850,625)

Total capital — Equivalent to $8.98 per share based on 27,261,711 shares of Common Stock outstanding (market price — $10.90)		$244,940,085

See Notes to Financial Statements.

DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009	7

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income

Dividends (including $4,886 from affiliates)		$4,418,377
Interest		80,086

Total income		4,498,463

Expenses

Investment advisory fees	$1,057,926
Professional fees	45,457
Directors’ fees and expenses	30,185
Transfer agent fees	29,975
Licensing fees	28,261
Accounting services	25,771
Printing and stockholder reports	20,096
Insurance expenses	19,489
Listing fees	11,768
Custodian fees	8,365
Other	6,988

Total expenses		1,284,281

Investment income — net		3,214,182

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net (including $1,017,125 loss from affiliates)	(35,170,708)
Swaps — net	(34,434,412)
Options written — net	9,098,301	(60,506,819)

Change in unrealized appreciation/depreciation on:
Investments — net	25,889,536
Swaps — net	31,441,562
Options written — net	84,831	57,415,929

Total realized and unrealized loss — net		(3,090,890)

Net Increase in Net Assets Resulting from Operations		$123,292

See Notes to Financial Statements.

8	DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008

Operations

Investment income — net	$3,214,182	$6,982,313
Realized loss — net	(60,506,819)	(13,786,402)
Change in unrealized appreciation/depreciation — net	57,415,929	(147,801,015)

Net increase (decrease) in net assets resulting from operations	123,292	(154,605,104)

Dividends and Distributions to Stockholders

Investment income — net	(27,053,908)†	(6,986,766)
Tax return of capital	—	(46,684,738)

Net decrease in net assets resulting from dividends and distributions to stockholders	(27,053,908)	(53,671,504)

Common Stock Transactions

Value of shares issued to stockholders in reinvestment of dividends and distributions	3,243,001	1,596,634
Offering costs resulting from the issuance of Common Stock	—	(4,563)

Net increase in net assets resulting from Common Stock transactions	3,243,001	1,592,071

Net Assets

Total decrease in net assets	(23,687,615)	(206,684,537)
Beginning of period	268,627,700	475,312,237

End of period*	$244,940,085	$268,627,700

* Accumulated distributions in excess of income — net	$(23,897,701)	$(57,975)

†	A portion of the dividends from net investment income may be deemed a tax return of capital at fiscal year end.

See Notes to Financial Statements.

DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009	9

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.	For the Six Months Ended June 30, 2009 (Unaudited)		For the Year Ended December 31, 2008	For the Period May 30, 2007(a) to December 31, 2007

Per Share Operating Performance

Net asset value, beginning of period	$9.99		$17.75	$19.10

Investment income — net(b)	.12		.26	.15
Realized and unrealized loss — net	(.13)		(6.02)	(.48)

Total from investment operations	(.01)		(5.76)	(.33)

Less dividends and distributions from:
Investment income — net	(1.00	)(c)	(.26)	(.15)
Realized gain — net	—		—	(.05)
Tax return of capital	—		(1.74)	(.80)

Total dividends and distributions	(1.00)		(2.00)	(1.00)

Offering costs resulting from the issuance of Common Stock	—		— (d)	(.02)

Net asset value, end of period	$8.98		$9.99	$17.75

Market price per share, end of period	$10.90		$8.89	$15.98

Total Investment Return(e)

Based on net asset value per share	0.58	%(f)	(34.33%)	(1.58	%)(f)

Based on market price per share	37.18	%(f)	(35.09%)	(15.38	%)(f)

Ratios to Average Net Assets

Expenses	1.09	%(g)	1.03%	1.03	%(g)

Investment income — net	2.73	%(g)	1.83%	1.38	%(g)

Supplemental Data

Net assets, end of period (in thousands)	$244,940		$268,628	$475,312

Portfolio turnover	6%		12%	8%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	A portion of the dividends from net investment income may be deemed a tax return of capital at fiscal year end.

(d)	Amount is less than ($.01).

(e)

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

(f)	Aggregate total investment return.

(g)	Annualized.

See Notes to Financial Statements.

10	DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Dow 30SM Enhanced Premium & Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock shares are listed on the New York Stock Exchange (“NYSE”) under the symbol DPO.

Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Fund may not be able to structure derivative investments as defined below as anticipated. Because the value of your investment in the Fund will fluctuate, there is a risk that you will lose money. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on an exchange are valued according to the broadest and most representative market.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased).The value of swaps, including interest rate swaps, caps and floors, will be determined by reference to the value of the components when such components consist of securities for which market quotations are available. In the absence of obtainable quotations, swaps will be valued by obtaining dealer quotations. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. U.S. Treasury Bills are issued at a discount (original issue discount) and are valued daily. The value is generally in line with the time value effect of the discount accretion. Overnight Time Deposits are valued at the amount deposited each day. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund’s Board of Directors.

(b) Derivative financial instruments — The Fund may engage in various portfolio investment strategies both to

DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009	11

Notes to Financial Statements (continued)

increase the return of the Fund and seek to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No.161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement no.133” (“FAS 161”) has been implemented by the Fund. The Fund utilizes derivatives to enhance return and management has determined the use of derivative instruments is not designed to hedge security positions. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying these derivatives.

Derivatives may be volatile and involve significant risk, such as, among other things, credit risk, currency risk, leverage risk and liquidity risk. They also involve the risk of mispricing or improper valuation and correlation risk (i.e., the risk that changes in the value of the derivative may not correlate perfectly, or to any degree, with the underlying asset, interest rate or index). Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, indices, currency rates or interest rates are changing in unexpected ways. The Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts.

Derivative instruments utilized by the Fund are defined below and delineated in the statement of assets, liabilities and capital and statement of operations of the Fund. As the Fund utilized more than one type of derivative in the period covered by this report, the following table summarizes the use of derivative investments in the current period:

Statement of Assets, Liabilities and Capital as of June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133	Assets	Amount	Liabilities	Amount

Equity Options	Options purchased, at value	$4,495	Options written, at value	$1,721,212
Total Return Swaps	—	—	Unrealized depreciation on swaps	$2,803,844

Statement of Operations for the period June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Purchased Equity Options	—	$(22,519)
Written Equity Options	$9,098,301	$84,831
Total Return Swaps	$(34,434,412)	$31,441,562

•

Options — The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund provides the purchaser with the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received). Written options are non-income producing investments.

Writing (selling) covered call options subjects the Fund to certain additional risks. The Fund, by writing covered call options, will forgo the opportunity to benefit from potential increases in the value of the equity investments above the exercise prices of the options, but will continue to bear the risk of declines in the value of the equity investments. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the equity securities over time.

12	DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009

Notes to Financial Statements (continued)

The premium received from writing options and amounts available for distribution from the Fund’s options may decrease in declining interest rate environments. The value of the equity investments also may be influenced by changes in interest rates. Higher yielding equity investments and those issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk. A summary of option transactions is found in Note 3, Investments.

•

Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

•

Swaps — The Fund will enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. Swap contracts are subject to risk related to the creditworthiness of the counterparty to the swap contract. In order to mitigate this risk, it is expected that the Fund will enter into swap contracts with at least two counterparties and only with counterparties that are rated A3 or better by Moody’s or A– or better by S&P (or counterparties whose obligations are guaranteed by other persons meeting such ratings), or those counterparties determined by the Fund to be of comparable credit quality. These credit standards do not ensure that a counterparty will not default on its obligations, if any, to the Fund. If there is a default by a counterparty to the swap contract, the Fund’s potential loss generally is the net amount of payments the Fund is contractually entitled to receive for one payment period, if any. The Fund will have contractual remedies pursuant to the swap contract, but there is no guarantee that the Fund would be successful in pursuing them. The Fund thus assumes the risk that it will be delayed or prevented from obtaining payments that it is owed by a defaulting counterparty.

The swaps market is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap contracts or to realize amounts to be received under such contracts. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. Additionally, as interest rates increase, the ongoing cost of gaining the additional Dow exposure is expected to increase. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

(c) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) requires an analysis of tax positions taken or to be taken on a tax return and whether such positions are “more likely than not” to be sustained upon examination based on their technical merit. To the extent they would not be sustained, tax expense (and related interest and penalties) would be recognized for financial statement reporting purposes. Management has evaluated the application of FIN 48 to the Fund, and has determined that FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of the Fund’s knowledge, no income tax returns are currently under examination. All tax years of the Fund are open at this time.

(d) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses

DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009	13

Notes to Financial Statements (concluded)

on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis.

(e) Dividends and distributions — Dividends are declared and paid monthly. For the current period ended June 30, 2009, Fund management believes it is likely total distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a tax return of capital. Portions of the distributions paid by the Fund during the year ended December 31, 2008 were characterized as a tax return of capital.

(f) Custodian Bank — The Fund recorded a bank overdraft, which resulted from estimates of available cash.

2. Investment Advisory and Management Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is a wholly owned subsidiary of Bank of America Corporation (“Bank of America”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes.

In addition, IQ Advisors has entered into a Sub-advisory Agreement with Nuveen HydePark Group, LLC (“Nuveen HydePark”). Pursuant to the agreement, Nuveen HydePark provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays Nuveen HydePark a monthly fee at an annual rate equal to .39% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes, for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). ML & Co. has a substantial financial interest in BlackRock.

Certain officers of the Fund are officers and/or directors of IQ Advisors and/or ML & Co. or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $14,733,085 and $39,326,726, respectively.

Transactions in options written for the six months ended June 30, 2009 were as follows:

	Number of Contracts	Premiums Received

Outstanding call options written, at beginning of period	43,500	$8,910,714
Options written	202,950	21,035,465
Options expired	(134,850)	(17,653,025)
Options closed	(71,050)	(8,321,028)

Outstanding call options written, at end of period	40,550	$3,972,126

4. Common Stock Transactions:

The Fund is authorized to issue 1,000,000,000 shares of stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended June 30, 2009 increased by 365,361 from dividend and distribution reinvestments and 111,966 from dividend and distribution reinvestments for the year ended December 31, 2008.

5. Capital Loss Carryforward:

The Fund had a capital loss carryforward of $8,099,054, all of which expires in 2016. This amount is available to offset like amounts of future taxable capital gains.

6. Subsequent Event:

The Fund paid a distribution in the amount of $.166667 per share on July 31, 2009 to stockholders of record on July 22, 2009.

14	DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its stockholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

DOW 30SM ENHANCED PREMIUM & INCOME FUND INC.	JUNE 30, 2009	15

www.IQIAFunds.com

Dow 30SM Enhanced Premium & Income Fund Inc. seeks to provide stockholders with a high level of premium and dividend income and the potential for capital appreciation.

This report, including the financial information herein, is transmitted to stockholders of Dow 30SM Enhanced Premium & Income Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Dow 30SM Enhanced Premium & Income Fund Inc.
2 World Financial Center, 7th Floor
New York, NY 10281

#IQDPO — 6/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30SM Enhanced Premium & Income Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer of
Dow 30SM Enhanced Premium & Income Fund Inc.

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
Dow 30SM Enhanced Premium & Income Fund Inc.

Date: August 20, 2009

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Dow 30SM Enhanced Premium & Income Fund Inc.

Date: August 20, 2009